Trade and other payables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade and other payables

15       Trade and other payables

Current	2024 £’000	2023 £’000	2022 £’000
Trade payables	707	314	339
Other payables	6	7	17
Accruals	1,273	857	817
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,986	1,178	1,173
Tax and social security	50	62	77
Deferred revenue	1,468	–	197
Total trade and other payables	3,504	1,240	1,447

Book values approximate to fair value at 31 December 2024, 2023 and 2022.

All current trade and other payables are payable within 3 months of the period end date shown above.